Annual Total Returns - Fidelity Government Income Fund [BarChart] - 08.31 Fidelity Government Income Fund AMCIZ PRO-13 - Fidelity Government Income Fund - Fidelity Advisor Government Income Fund: Class A
Oct. 29, 2022
Bar Chart Table:
Annual Return 2012	2.27%
Annual Return 2013	(2.80%)
Annual Return 2014	5.09%
Annual Return 2015	0.18%
Annual Return 2016	0.74%
Annual Return 2017	1.78%
Annual Return 2018	0.38%
Annual Return 2019	6.05%
Annual Return 2020	6.45%
Annual Return 2021	(2.47%)